AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 98.3%
Communication Services - 1.9%
Liberty Latin America, Ltd., Class A*	104,125	$767,401
Liberty Latin America, Ltd., Class C*	105,256	772,579
Yelp, Inc.*	108,252	3,319,007

Total Communication Services		4,858,987
Consumer Discretionary - 13.8%
Advance Auto Parts, Inc.	45,212	8,753,947
Asbury Automotive Group, Inc.*	10,946	1,878,771
Leslie's, Inc.*,1	84,986	1,288,388
LKQ Corp.	194,559	10,669,616
Murphy USA, Inc.	23,058	6,556,773
Polaris, Inc.[1]	35,920	4,212,698
Sleep Number Corp.*	29,320	1,321,159

Total Consumer Discretionary		34,681,352
Consumer Staples - 7.2%
BJ's Wholesale Club Holdings, Inc.*	119,977	8,122,443
Hostess Brands, Inc.*	100,109	2,264,466
Ingles Markets, Inc., Class A	38,649	3,689,433
Molson Coors Beverage Co., Class B	66,018	3,944,575

Total Consumer Staples		18,020,917
Energy - 5.4%
Centennial Resource Development, Inc., Class A*,1	434,456	2,893,477
Chesapeake Energy Corp.	14,762	1,390,137
HF Sinclair Corp.	60,325	2,884,741
Ovintiv, Inc.	26,053	1,331,048
SM Energy Co.	78,114	3,224,546
World Fuel Services Corp.	64,044	1,775,300

Total Energy		13,499,249
Financials - 13.4%
American Equity Investment Life Holding Co.	163,321	6,134,337
Axis Capital Holdings, Ltd. (Bermuda)	80,108	4,044,653
Cannae Holdings, Inc.*	300,844	6,350,817
CNA Financial Corp.	65,415	2,774,904
Fidelity National Financial, Inc.	63,969	2,556,201
Genworth Financial, Inc., Class A*	830,488	3,529,574
White Mountains Insurance Group, Ltd.	6,783	8,407,054

Total Financials		33,797,540
Health Care - 7.5%
Bausch + Lomb Corp. (Canada)*	84,636	1,217,912
Computer Programs and Systems, Inc.*	57,161	1,929,756
Enovis Corp.*	11,988	715,923
ICU Medical, Inc.*,1	3,792	671,829
	Shares	Value

Patterson Cos., Inc.	83,383	$2,589,876
Pediatrix Medical Group, Inc.*	154,629	3,503,893
Premier, Inc., Class A	217,385	8,360,627

Total Health Care		18,989,816
Industrials - 30.2%
Air Transport Services Group, Inc.*	386,595	12,115,887
Alight, Inc., Class A*,1	468,144	3,529,806
Argan, Inc.	91,932	3,416,193
Armstrong World Industries, Inc.	69,903	6,245,833
Atkore, Inc.*	49,636	4,927,366
Comfort Systems USA, Inc.	69,276	7,319,702
CoreCivic, Inc.*,1	445,526	4,798,315
Curtiss-Wright Corp.	20,424	2,929,619
Dun & Bradstreet Holdings, Inc.*	316,175	4,982,918
Esab Corp.	27,154	1,119,288
GrafTech International, Ltd.	108,366	834,418
McGrath RentCorp	34,064	2,873,639
MDU Resources Group, Inc.	144,843	4,138,164
SP Plus Corp.*	103,657	3,551,289
UniFirst Corp.	40,904	8,012,685
Univar Solutions, Inc.*	130,279	3,522,744
Viad Corp.*	44,255	1,494,491

Total Industrials		75,812,357
Information Technology - 12.6%
ACI Worldwide, Inc.*	187,337	5,344,725
DXC Technology Co.*	73,906	2,335,430
ePlus, Inc.*	99,839	5,548,053
Ituran Location and Control, Ltd. (Israel)	43,962	1,116,635
NCR Corp.*	167,879	5,447,673
TD SYNNEX Corp.	74,166	7,447,750
Vontier Corp.	169,622	4,376,247

Total Information Technology		31,616,513
Materials - 2.6%
Axalta Coating Systems, Ltd.*	166,029	4,187,251
Summit Materials, Inc., Class A*	22,891	629,732
TriMas Corp.	55,202	1,633,979

Total Materials		6,450,962
Real Estate - 1.0%
Newmark Group, Inc., Class A	221,547	2,525,636
Utilities - 2.7%
OGE Energy Corp.	47,407	1,947,479

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 2.7% (continued)
Vistra Corp.	184,889	$4,779,381

Total Utilities		6,726,860

Total Common Stocks (Cost $200,949,818)		246,980,189
Short-Term Investments - 2.1%
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	3,466,087	3,466,087
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	1,785,560	1,785,560

Total Short-Term Investments (Cost $5,251,647)		5,251,647
Value

Total Investments - 100.4% (Cost $206,201,465)	$252,231,836
Other Assets, less Liabilities - (0.4)%	(926,010)
Net Assets - 100.0%	$251,305,826

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,046,686 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$246,980,189	—	—	$246,980,189
Short-Term Investments
Other Investment Companies	5,251,647	—	—	5,251,647
Total Investments in Securities	$252,231,836	—	—	$252,231,836

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,046,686	—	$4,157,441	$4,157,441
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-4.750%	10/31/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.